CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 841.6	$ 848.6
Accounts receivables, net	150.9	254.1
Amount due from related party	6.4	24.2
Other current assets	110.6	86.8
Total current assets	1,109.5	1,213.7
Non-current assets:
Drilling units	5,005.6	5,170.9
Goodwill	0.0	3.2
Deferred tax assets	7.7	9.5
Other non-current assets	62.6	133.5
Total non-current assets	5,075.9	5,317.1
Total assets	6,185.4	6,530.8
Current liabilities:
Current portion of long-term debt	162.9	162.9
Current portion of long-term related party debt	0.0	24.7
Trade accounts payable and accruals	25.7	37.4
Current portion of deferred and contingent consideration to related party	37.5	41.7
Related party payable	126.3	157.0
Other current liabilities	80.2	121.8
Total current liabilities	432.6	545.5
Non-current liabilities:
Long-term debt	2,896.2	3,180.2
Deferred and contingent consideration to related party	21.5	46.0
Deferred tax liability	0.4	1.5
Other non-current liabilities	120.5	55.8
Total non-current liabilities	3,038.6	3,283.5
Commitments and contingencies (see Note 17)
Members' Capital:
Common unitholders (issued 75,278,250 units as at December 31, 2018 and December 31, 2017)	1,224.8	1,208.9
Subordinated unitholders (issued 16,543,350 units as at December 31, 2018 and December 31, 2017)	104.9	94.8
Total members' capital	1,329.7	1,303.7
Non-controlling interest	1,384.5	1,398.1
Total equity	2,714.2	2,701.8
Total liabilities and equity	$ 6,185.4	$ 6,530.8